Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Impairment
Total impairment charge	£ 3,625	£ 589	£ 1,362
Residual impairment and voluntary termination charges	21	90
Impairment
Impairment
Impact of transfers between stages	1,236	379
Other changes in credit quality	1,952	220
Additions (repayments)	181	(56)
Methodology, model and assumption changes	56	45
Other items	200	1
Total charge in the period, excluding transfers	2,389	£ 210
Central adjustment to severe scenario	£ 200